INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Amortization expenses	$ 8,397	$ 10,118	$ 10,808
Wavestream [Member]
Business Acquisition [Line Items]
Impairment of intangible assets	$ 7,948